Note 21 - Derivatives (Details Textual) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Interest Rate Lock Commitments [Member]
Derivative, Notional Amount	$ 20,981,000		$ 10,307,000
Derivative Asset, Fair Value, Gross Asset, Total	714,000		328,000
Forward Contracts [Member]
Derivative, Notional Amount	21,250,000		14,000,000
Derivative Liability, Fair Value, Gross Liability, Total	$ 157,000		$ 23,000
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Fair Value Hedging [Member]
Derivative, Notional Amount		$ 30,000,000